Offerings	Oct. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.819% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,750,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 152,250.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,750,000,000 aggregate principal amount of 5.819% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032 and $2,500,000,000 aggregate principal amount of 6.262% Fixed Rate/Floating Rate Senior Unsecured Notes due 2037.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.262% Fixed Rate/Floating Rate Senior Unsecured Notes due 2037
Amount Registered | shares	2,500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 2,500,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 217,500.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,750,000,000 aggregate principal amount of 5.819% Fixed Rate/Floating Rate Senior Unsecured Notes due 2032 and $2,500,000,000 aggregate principal amount of 6.262% Fixed Rate/Floating Rate Senior Unsecured Notes due 2037.